Tax assets and liabilities (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	R$ 42,737,528
Deferred tax assets tax loss	5,486,349
Deferred tax assets total	48,223,877
Deferred tax liabilities temporary differences	5,689,440
Deferred tax liabilities total	5,689,440
Expected Realization Of Deferred Tax Assets 2025 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	7,467,020
Deferred tax assets tax loss	601,222
Deferred tax assets total	8,068,242
Deferred tax liabilities temporary differences	1,090,672
Deferred tax liabilities total	1,090,672
Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	7,516,111
Deferred tax assets tax loss	30,649
Deferred tax assets total	7,546,760
Deferred tax liabilities temporary differences	1,073,259
Deferred tax liabilities total	1,073,259
Expected Realization Of Deferred Tax Assets 2027 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	5,501,618
Deferred tax assets tax loss	331,136
Deferred tax assets total	5,832,754
Deferred tax liabilities temporary differences	852,844
Deferred tax liabilities total	852,844
Expected Realization Of Deferred Tax Assets 2028 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	4,748,573
Deferred tax assets tax loss	791,529
Deferred tax assets total	5,540,102
Deferred tax liabilities temporary differences	838,550
Deferred tax liabilities total	838,550
Expected Realization Of Deferred Tax Assets 2029 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	5,519,352
Deferred tax assets tax loss	1,129,474
Deferred tax assets total	6,648,826
Deferred tax liabilities temporary differences	1,330,059
Deferred tax liabilities total	1,330,059
Expected Realization Of Deferred Tax Assets 2030 To 2034 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	11,984,854
Deferred tax assets tax loss	2,578,464
Deferred tax assets total	14,563,318
Deferred tax liabilities temporary differences	186,536
Deferred tax liabilities total	186,536
Expected Realization Of Deferred Tax Assets After 2035 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets tax loss	23,875
Deferred tax assets total	23,875
Deferred tax liabilities temporary differences	317,520
Deferred tax liabilities total	R$ 317,520